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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CORUS BANKSHARES, INC.
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Address:    3959 N. LINCOLN AVE.
            ------------------------------------------
            CHICAGO, IL 60613
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-10052
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael E. Dulberg
          --------------------------------------------------
Title:    Senior Vice President and Chief Accounting Officer
          --------------------------------------------------
Phone:    773-832-3473
          --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael E. Dulberg            Chicago, IL                   April 20, 2004
----------------------  -------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       30
                                              -----------------------

Form 13F Information Table Value Total:      $197,802
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:              None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7     COLUMN 8
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NAMES OF                          TITLE OF                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
 ISSUER                            CLASS          CUSIP     [x$1000]   PRN AMT   PRN  CALL  DISCRETION   MANAGERS  SOLE SHARED NONE
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AMCORE FINL INC                COMMON SHARES    023912108    4,234    142,500    SH            SOLE               142,500
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AMSOUTH BANCORPORATION         COMMON SHARES    032165102   10,956    466,015    SH            SOLE               466,015
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ASSOCIATED BANC CORP           COMMON SHARES    045487105    3,618     80,786    SH            SOLE                80,786
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BB&T CORP                      COMMON SHARES    054937107    1,191     33,736    SH            SOLE                33,736
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BANK OF AMERICA CORPORATION    COMMON SHARES    060505104    8,088     99,873    SH            SOLE                99,873
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BANK NEW YORK INC              COMMON SHARES    064057102    3,150    100,000    SH            SOLE               100,000
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BANK ONE CORP                  COMMON SHARES    06423A103    7,507    137,700    SH            SOLE               137,700
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BANKNORTH GROUP INC NEW        COMMON SHARES    06646R107    3,064     90,000    SH            SOLE                90,000
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CHARTER ONE FINL INC           COMMON SHARES    160903100   11,971    338,536    SH            SOLE               338,536
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CITIGROUP INC                  COMMON SHARES    172967101   11,633    225,000    SH            SOLE               225,000
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CITY NATL CORP                 COMMON SHARES    178566105    5,032     84,000    SH            SOLE                84,000
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COMERICA INC                   COMMON SHARES    200340107   18,431    339,300    SH            SOLE               339,300
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COMMERCE BANCSHARES INC        COMMON SHARES    200525103    1,359     28,491    SH            SOLE                28,491
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COMPASS BANCSHARES INC         COMMON SHARES    20449H109    4,510    108,750    SH            SOLE               108,750
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1ST SOURCE CORP                COMMON SHARES    336901103      470     18,992    SH            SOLE                18,992
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FLEETBOSTON FINL CORP          COMMON SHARES    339030108   19,036    423,960    SH            SOLE               423,960
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HIBERNIA CORP                  COMMON SHARES    428656102    3,622    154,200    SH            SOLE               154,200
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JP MORGAN CHASE & CO           COMMON SHARES    46625H100   13,386    319,100    SH            SOLE               319,100
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MAF BANCORP INC                COMMON SHARES    55261R108   12,236    281,550    SH            SOLE               281,550
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MELLON FINL CORP               COMMON SHARES    58551A108    3,129    100,000    SH            SOLE               100,000
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MERCANTILE BANKSHARES CORP     COMMON SHARES    587405101    2,511     58,500    SH            SOLE                58,500
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MERRILL LYNCH & CO INC         COMMON SHARES    590188108    7,862    132,000    SH            SOLE               132,000
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MORGAN STANLEY DEAN WITTER&CO  COMMON SHARES    617446448    4,699     82,000    SH            SOLE                82,000
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NATIONAL CITY CORP             COMMON SHARES    635405103    2,651     74,520    SH            SOLE                74,520
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PROVIDENT BANCSHARES CORP      COMMON SHARES    743859100    1,373     43,757    SH            SOLE                43,757
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SOUTHTRUST CORP                COMMON SHARES    844730101    6,498    195,900    SH            SOLE               195,900
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SUNTRUST BKS INC               COMMON SHARES    867914103    3,346     48,000    SH            SOLE                48,000
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U S BANCORP DEL                COMMON SHARES    902973304    7,434    268,870    SH            SOLE               268,870
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UNION PLANTERS CORP            COMMON SHARES    908068109    4,285    143,554    SH            SOLE               143,554
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WACHOVIA CORP 2ND NEW          COMMON SHARES    929903102   10,520    223,840    SH            SOLE               223,840
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